Share Capital - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (140,584)	$ (22,060)	¥ (225,075)	¥ (109,841)
Net loss attributable to common shareholders	(140,584)	(22,060)	(225,075)	(109,841)
Class A Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	(110,258)	(17,301)	(175,650)	(85,502)
Net loss attributable to common shareholders	¥ (110,258)	$ (17,301)	¥ (175,650)	¥ (85,502)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	61,809,501	61,809,501	60,415,978	59,721,341
Basic and diluted loss per share | (per share)	¥ (1.78)	$ (0.28)	¥ (2.91)	¥ (1.43)
Class B Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (30,326)	$ (4,759)	¥ (49,425)	¥ (24,339)
Net loss attributable to common shareholders	¥ (30,326)	$ (4,759)	¥ (49,425)	¥ (24,339)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	17,000,189	17,000,189	17,000,189	17,000,189
Basic and diluted loss per share | (per share)	¥ (1.78)	$ (0.28)	¥ (2.91)	¥ (1.43)